Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 124,243		$ 123,964
Amortization expense	9,403		9,050	$ 8,666
Ending balance	116,804	$ 5,949	124,243	123,964
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	127,581		126,020	92,412
Purchases	675		2,840	738
Acquisition from business combinations	4,976		2,968	18,884
Systems Development	41
Disposals	(98)			(325)
Effect of movements in exchange rate	(8,143)		(3,556)	13,080
Changes in value on the recognition of inflation effects	57		(552)	1,220
Effect Venezuela			(139)
Capitalization of borrowing cost				11
Ending balance	120,611		127,581	126,020
Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals	(4,478)
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,338)		(2,056)	(1,658)
Amortization expense	(998)		(647)	(462)
Disposals	98			249
Effect of movements in exchange rate	108		230	(185)
Changes in value on the recognition of inflation effects	(52)
Effect Venezuela			(120)
Impairment Venezuela			(745)
Ending balance	(3,807)		(3,338)	(2,056)
Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals	375
Rights to produce and Distribute Coca-Cola trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	91,902		85,338
Ending balance	87,617		91,902	85,338
Rights to produce and Distribute Coca-Cola trademark [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	92,647		85,338	66,392
Purchases			1,288
Acquisition from business combinations	4,602		9,066	9,602
Effect of movements in exchange rate	(5,005)		(2,318)	8,124
Changes in value on the recognition of inflation effects			(727)	1,220
Ending balance	88,362		92,647	85,338
Rights to produce and Distribute Coca-Cola trademark [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals	(3,882)
Rights to produce and Distribute Coca-Cola trademark [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(745)
Impairment Venezuela			(745)
Ending balance	(745)		(745)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,228		33,582
Ending balance	23,729		26,228	33,582
Goodwill [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,228		33,582	21,037
Acquisition from business combinations			(6,168)	7,856
Effect of movements in exchange rate	(2,499)		(1,186)	4,689
Ending balance	23,729		26,228	33,582
Other indefinite lived intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,356		1,248
Ending balance	1,054		1,356	1,248
Other indefinite lived intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,356		1,248	120
Purchases	50		7
Acquisition from business combinations				1,067
Effect of movements in exchange rate	(352)		101	61
Ending balance	1,054		1,356	1,248
Technology costs and management systems [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,767		2,815
Ending balance	2,998		2,767	2,815
Technology costs and management systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,090		4,579	3,850
Purchases	226		179	127
Acquisition from business combinations	26		6	247
Transfer of completed development systems	904		412	304
Disposals	(5)			(323)
Effect of movements in exchange rate	(218)		(86)	363
Capitalization of borrowing cost				11
Ending balance	6,023		5,090	4,579
Technology costs and management systems [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,323)		(1,764)	(1,438)
Amortization expense	(797)		(605)	(427)
Disposals	5			249
Effect of movements in exchange rate	141		46	(148)
Changes in value on the recognition of inflation effects	(51)
Ending balance	(3,025)		(2,323)	(1,764)
Development systems [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,291		798
Ending balance	777		1,291	798
Development systems [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,291		798	683
Purchases	371		920	609
Acquisition from business combinations	57			3
Transfer of completed development systems	(904)		(412)	(304)
Effect of movements in exchange rate	(38)		(15)	(193)
Ending balance	777		1,291	798
Other amortizables [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	699		183
Ending balance	629		699	183
Other amortizables [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	969		475	330
Purchases	28		446	2
Acquisition from business combinations	291		64	109
Systems Development	41
Disposals	(93)			(2)
Effect of movements in exchange rate	(31)		(52)	36
Changes in value on the recognition of inflation effects	57		175
Effect Venezuela			(139)
Ending balance	666		969	475
Other amortizables [member] | Cost [member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals	(596)
Other amortizables [member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(270)		(292)	(220)
Amortization expense	(201)		(42)	(35)
Disposals	93
Effect of movements in exchange rate	(33)		184	(37)
Changes in value on the recognition of inflation effects	(1)
Effect Venezuela			(120)
Ending balance	(37)		$ (270)	$ (292)
Other amortizables [member] | Accumulated depreciation [Member] | Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of detailed information about intangible assets [line items]
Disposals	$ 375